CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 657,999	$ 610,947	$ 11,659	$ 9,031